Intangible Assets - Future annual amortization (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets
2021	$ 6,191,740	$ 6,867,771
2022	5,445,729	6,191,740
2023	4,650,787	5,445,729
2024		4,650,787
Thereafter		9,004,892
Total	$ 26,982,098	$ 32,160,919	$ 38,811,137	$ 44,100,542